CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Share capital	Additional paid in capital	Remeasurement of post-employment benefit obligations	Other capital reserves	Foreign currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 8	$ 151,406	$ 248	$ 9,503	$ 20	$ (56,550)	$ 104,635
Statements [Line Items]
Loss for the period		0	0	0	0	0	(9,500)	(9,500)
Other comprehensive income (loss) for the period		0	0	0	0	(109)	0	(109)
Employee options exercised	[1]		1,242	0	0	0	0	1,242
Share-based payments		0	0	0	0	0	3,470	3,470
Balance at Jun. 30, 2023		8	152,648	248	9,503	129	(62,580)	99,956
Balance at Mar. 31, 2023		8	151,710	248	9,503	59	(60,286)	101,242
Statements [Line Items]
Loss for the period		0	0	0	0	0	(3,973)	(3,973)
Other comprehensive income (loss) for the period		0	0	0	0	70	0	70
Employee options exercised	[1]		938	0	0	0	0	938
Share-based payments		0	0	0	0	0	1,679	1,679
Balance at Jun. 30, 2023		8	152,648	248	9,503	129	(62,580)	99,956
Balance at Dec. 31, 2023		8	153,524	248	9,545	(150)	(65,585)	97,590
Statements [Line Items]
Loss for the period							(7,969)	(7,969)
Issuance of ordinary shares		1	63,190	0	0	0	0	63,191
Other comprehensive income (loss) for the period		0	0	0	(39)	525	0	486
Employee options exercised	[1]		2,078	0	0	0	0	2,078
Share-based payments		0	0	0	0	0	3,311	3,311
Balance at Jun. 30, 2024		9	218,792	248	9,506	375	(70,243)	158,687
Balance at Mar. 31, 2024		9	217,330	248	9,503	61	(68,964)	158,187
Statements [Line Items]
Loss for the period		0	0	0	0	0	(3,013)	(3,013)
Issuance of ordinary shares	[1]		505	0	0	0	0	505
Other comprehensive income (loss) for the period		0	0	0	3	314	0	317
Employee options exercised	[1]		957	0	0	0	0	957
Share-based payments		0	0	0	0	0	1,734	1,734
Balance at Jun. 30, 2024		$ 9	$ 218,792	$ 248	$ 9,506	$ 375	$ (70,243)	$ 158,687

[1]	Represents an amount lower than $1 thousand.